Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Prospectus Date	rr_ProspectusDate	Sep. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2022